Leases (Details) - Leafly Holdings, Inc.[Member] - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) [Line Items]
Payment for rent	$ 75
Operating lease cost		$ 308		$ 1,582
Rent expense			$ 1,364		$ 1,689
Operating lease, payments		$ 225	$ 1,057	$ 1,282
Lease term				3 months
Weighted-average discount rate				8.00%